STOCKHOLDERS' EQUITY	9 Months Ended
Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 10 -       STOCKHOLDERS’ EQUITY

Common Stock

During the nine months ended December 31, 2011, the Company issued a total of 84,285,078 shares of Common Stock, with such issuances of Common Stock being summarized as follows:

Description	Shares Of Common Stock
Common shares issued in lieu of cash in payment of preferred share derivative interest expenses totaling $282,680 which were due and owing as of March 31, 2011 to holders of the Company’s Series B, Series C and Series D Preferred Share derivative instruments	4,775,017

Common shares issued in lieu of cash in payment of preferred share derivative interest expenses totaling $142,805 which were due and owing as of June 30, 2011 to holders of the Company’s Series B, Series C and Series D Preferred Share derivative instruments	952,686

Common shares issued in lieu of cash in payment of preferred share derivative interest expenses totaling $124,370 which were due and owing as of December 31, 2011 to holders of the Company’s Series B and Series C Preferred Share derivative instruments	1,531,658

Common shares issued pursuant to the conversion of Series B Preferred Share derivatives, with such derivative liabilities being valued at an aggregate of $72,600 at the time of their conversion	660,000

Common shares issued pursuant to the conversion of Series C Preferred Share derivatives, with such derivative liabilities being valued at an aggregate of $1,402,667 at the time of their conversion	15,346,670

Common shares issued pursuant to the conversion of Series D Preferred Share derivatives, with such derivative liabilities being valued at an aggregate of $9,473,715 at the time of their conversion	58,042,857

Common shares issued pursuant to the conversion of Series E Preferred Share derivatives, with such derivative liabilities being valued at an aggregate of $386,905 at the time of their conversion	2,976,190

Total Common Shares issued during the nine months ended December 31, 2011	84,285,078

Options

At December 31, 2011, the Company had 1,943,605 options fully vested and outstanding with exercise prices ranging from $0.06 to $3.00 per share; each option representing the right to purchase one share of common stock. In addition, there are 1,065,395 options issued pursuant to the Company’s 2004 Stock Option Plan which are outstanding and not vested, with exercise prices ranging from $0.06 to $2.50 per share. These options are scheduled to vest in equal annual increments on January 18, 2012 and 2013 or upon the occurrence of certain defined events and require that employees awarded such options be employed by the Company on the vesting date.